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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28- 3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Elizabeth B. Kirker             Rockland, DE
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:          55
                                        --------------------

Form 13F Information Table Value Total:  $147,937,731
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------


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                      FORM 13F INFORMATION TABLE

COMMON STOCK                              CLASS         CUSIP            VALUE        QUANTITY  DISCRETION
1-800-Flowers.Com, Inc.                  Common        68243Q106        3,235,962      389,875       X
ASV, Inc.                                Common        001963107        3,320,415       88,710       X
Aaron Rents, Inc.                        Common        002535201        6,234,392      286,507       X
AirTran Holdings, Inc.                   Common        00949p108        1,310,985      131,625       X
AlphaSmart Inc.                          Common        02081f104           15,072        4,210       X
American Service Group, Inc.             Common        02364L109        3,379,029       82,335       X
American Safety Insurance                Common        g02995101        1,480,491      108,065       X
Anteon International Corp.               Common        03674e108        2,426,413       66,205       X
Argonaut Group, Inc.                     Common        040157109        2,665,310      142,759       X
AudioCodes, Ltd.                         Common        m15342104        5,369,447      426,485       X
August Technology Corp.                  Common        02364L109          788,401      114,760       X
Bradley Pharmaceuticals, Inc.            Common        104546103        3,059,012      150,320       X
Celadon Group, Inc                       Common        150838100        3,367,278      176,760       X
Citadel Security Software, inc.          Common        17288Q109          893,748      358,935       X
Conn's, Inc.                             Common        208242107        2,393,655      171,220       X
Connetics Corporation                    Common        208192104        4,976,949      184,195       X
Coventry Health Care, Inc.               Common        222862104        3,136,662       58,772       X
EVCI Career Colleges Inc.                Common        26926p100        1,037,848      146,900       X
Epicor Software Corporation              Common        29426l108        3,953,179      328,610       X
EscoTechnologies, Inc.                   Common        296315104        2,537,815       37,453       X
FMC Corp New                             Common        302491303            1,214           25       X
First Cash Financial  Services           Common        31942d107        2,067,297      103,210       X
Given Imaging Ltd.                       Common        M52020100        3,965,072      103,096       X
Headwaters Inc.                          Common        42210p102        3,031,224       98,225       X
Hollywood Media Corp.                    Common        436233100        1,379,203      402,100       X
J. B. Hunt Transportation
  Services, Inc.                         Common        445658107        5,040,233      135,709       X
JLG Industries, Inc.                     Common        466210101        3,320,772      197,665       X
Keystone Automotive                      Common        49338n109        2,965,402      134,791       X
LTX Corp.                                Common        502392103        2,706,460      500,270       X
Life Sciences Research, Inc.             Common        532169109        1,738,506      244,860       X
Lionbridge Technologies, Inc.            Common        536252109        3,678,616      428,244       X
MICROS Systems, Inc.                     Common        594901100        3,248,542       64,880       X
MapInfo Corp.                            Common        565105103        1,535,544      142,180       X
Marten Transport, Ltd.                   Common        573075108        3,088,277      176,776       X
Matrixx Initiatives, Inc.                Common        57685L105        1,533,428      147,445       X
Merit Medical Systems                    Common        589889104        3,241,336      214,516       X
Mobility Electronics, Inc.               Common        607410101        2,887,914      350,475       X
Modem Media,  Inc.                       Common        607533106        1,249,738      233,160       X
NMS Communications Corporation           Common        629248105        1,364,643      279,640       X
Navarre Corporation                      Common        639208107        4,827,995      333,195       X
OmniVision Technologies, Inc.            Common        682128103        3,356,875      237,235       X
Omnicell Inc.                            Common        68213N109        2,539,496      192,095       X
Peet's Coffee & Tea, Inc.                Common        705560100        4,529,894      193,668       X
Power-One, Inc.                          Common        739308104        1,819,163      280,735       X
Providence Service Corporation           Common        743815102        3,539,674      182,740       X
RAE Systems, Inc.                        Common        G3223r108        2,146,654      384,705       X
Richardson Electronics, Ltd.             Common        763165107        1,366,638      142,210       X
Rowe Furniture                           Common        779528108        1,847,175      362,191       X
Rubios Fresh Mexican Grill               Common        78116b102        1,726,188      189,275       X
Rush Enterprises                         Common        781846308        1,536,285      140,300       X
Stratasys, Inc                           Common        862685104        4,181,511      132,515       X
Tessera Technologies, Inc.               Common        88164l100        4,807,126      217,517       X
TradeStation Group, Inc.                 Common        89267p105        2,164,686      353,130       X
US Home Systems                          Common        90335c100        1,262,421      181,905       X
Vitran Corporation, Inc.                 Common        92580e107        2,660,466      178,915       X

                     55                                               147,937,731